Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 176,216	¥ 127,121
Investment in affiliates, market value	225,569	159,867
Investment in affiliates, dividends received	47,688	14,913	¥ 30,063
Investment in affiliates over underlying equity in net assets	95,575	96,649
Asset management fee paid	¥ 49,848	¥ 47,126	55,283
ORIX JREIT Inc.
Schedule of Equity Method Investments [Line Items]
Asset management fee paid			1,937
Gains on the sales office buildings			¥ 1,744